Basic and diluted net loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Basic and diluted net loss per share
Summary of basic and diluted net loss per share

Basic and diluted net loss per share for the years ended December 31, 2016, 2017 and 2018 are calculated as follows:

	For the years ended December 31,
	2016	2017	2018
Numerator:
Net loss attributable to ordinary shareholders of the Company	(27,330)	(24,619)	(32,409)
Accretion of convertible redeemable preferred shares redemption value	(773)	(1,662)	—
Accretion to redeemable ordinary shares redemption value	(1,556)	(3,650)	—
Numerator of basic net loss per share	(29,659)	(29,931)	(32,409)
Denominator:
Denominator for basic and diluted net loss per share
- weighted average shares outstanding	13,151,063	13,931,503	26,452,409
Basic net loss per share	(2.26)	(2.15)	(1.23)
Diluted net loss per share	(2.26)	(2.15)	(1.23)

Computation of diluted net loss per ordinary share

The following ordinary share equivalents were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	As of December 31,
	2016	2017	2018
Preferred shares -- weighted average (thousands)	8,469	—	—
Share options and RSUs -- weighted average (thousands)	1,091	1,071	505
Redeemable ordinary shares -- weighted average (thousands)	742	—	—
Convertible notes -- weighted average (thousands)	—	—	929